ENVIRONMENTAL REMEDIATION LIABILITY	6 Months Ended
Jun. 30, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
ENVIRONMENTAL REMEDIATION LIABILITY

12.   ENVIRONMENTAL REMEDIATION LIABILITY

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the three months ended June 30, 2012, the Company incurred $6.1 million in remediation costs that were applied against the environmental remediation liability recognized in 2011. As at June 30, 2012, the remaining Goldex mine environmental remediation liability was $33.0 million and was classified as a current liability. The Company's other non-Goldex mine related accrued reclamation and closure costs are long-term in nature and thus no portion of these costs has been classified as current liabilities. The environmental remediation liability for the anticipated costs of remediation associated with the Company's Goldex mine requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates. The Goldex mine is part of the "Canada" segment as shown in Note 11.